Loan facilities and lines of credit (Details 4) ¥ in Millions	Dec. 31, 2022 CNY (¥)
Lines of credit and loan facilities
Amount reserved for the issuance of bank acceptance	¥ 30,391
Amount reserved for bank guarantee	2,331
Unsecured revolving lines of credit
Lines of credit and loan facilities
Revolving lines of credit	¥ 131,367